Stockholders' Equity	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders’ Equity

Common stock

In March 2017, the Company issued 24,000,000 shares of its common stock to Intiva USA as consideration for costs and expenses paid by Intiva USA on behalf of BioPharma and Intiva Kotzker aggregating $201,228.

In May 2017, a private placement of 831,112 shares of BioPharma’s Common Stock was completed at a price of $0.1125 per share, for total proceeds of $93,500, to three non-affiliates of BioPharma. One of the non-affiliate investors in the May 2017 private placement subsequently became a director and officer of BioPharma. Offering costs associated with the private placement of $6,545 were recorded against the gross proceeds received from the offering.

In May 2017, BioPharma commenced a private placement of 1,116,400 units of Common Stock and Warrants at a price of $1.25 per unit. Each unit consisted of ten shares of Common Stock, one Class A Warrant to purchase one share of Common Stock at $0.25 per share, one Class B Warrant to purchase one share of Common Stock at $0.38 per share and one Class C Warrant to purchase one share of Common Stock at $0.50 per share. As of June 30, 2017, 778,400 units have been sold, for total gross proceeds of $973,000, including 387,200 units which were subscribed but for which funds had not been received. The 3,872,000 shares underlying the subscribed units in the amount of $484,000 are included as issued and outstanding shares at June 30, 2017, and the related $484,000 subscription receivable is recorded as a component of stockholders’ equity on the accompanying consolidated balance sheet. Subsequent to June 30, 2017, the Company received proceeds of $484,000 for the subscribed shares. Offering costs associated with the private placement of $22,464 were recorded against the gross proceeds received from the offering.

The relative fair value of the warrants attached to the common stock issued was estimated at the date of grant using the Black-Sholes pricing model. The relative fair value attached to the common stock component is $794,372 and the relative fair value of the warrants is $178,628 as of the grant date.

The following table summarizes information about warrants outstanding at June 30, 2017:

	Number	Exercise Price	Expires
Class A	778,400	$0.25	Jan. 31, 2018
Class B	778,400	$0.38	May 7, 2018
Class C	778,400	$0.50	July 14, 2018

Note 5 –Stockholders’ Equity

Common stock

In May 2017, BioPharma commenced a private placement of 1,116,400 units of Common Stock and Warrants at a price of $1.25 per unit. Each unit consisted of ten shares of Common Stock, one Class A Warrant to purchase one share of Common Stock at $0.25 per share, one Class B Warrant to purchase one share of Common Stock at $0.38 per share and one Class C Warrant to purchase one share of Common Stock at $0.50 per share. As of June 30, 2017, 778,400 units had been sold, for total gross proceeds of $973,000, including 387,200 units which were subscribed but for which funds had not been received. The 3,872,000 shares underlying the subscribed units in the amount of $484,000 were included as issued and outstanding shares at June 30, 2017, and the related $484,000 subscription receivable was recorded as a component of stockholders’ equity on the June 30, 2017 consolidated balance sheet. Subsequent to June 30, 2017, the Company received proceeds of $484,000 for the subscribed shares. In July and August 2017, BioPharma sold an additional 338,000 units (3,380,000 shares) for gross proceeds of $422,500.

On August 10, 2017, BioPharma adopted the “2017 Stock Incentive Plan” and granted an aggregate of 6,400,000 shares of BioPharma Common Stock to five officers and directors of the Company, valued at $800,000 ($0.125 per share). One-third of each grant vested as of the initial date of grant (August 10, 2017), and 8-1/3% upon the end of each calendar quarter beginning December 31, 2017. In March 2018, the Company cancelled 1,166,667 unvested shares previously issued to its former CEO. As of March 31, 2018, 2,200,008 of the shares issued (valued at $275,001) are subject to forfeiture until vesting occurs.

On August 25, 2017, BioPharma entered into consulting agreements with two unrelated individuals for (i) developing and maintaining social media portals and (ii) identifying and developing potential strategic partners for the Company’s various drug development activities. The agreements are each for a three-month term, payable monthly in shares of the Company’s common stock, valued at $0.125 per share, of an aggregate 304,800 shares and 138,000 shares, respectively. As of March 31, 2018, an aggregate 442,800 shares of common stock, valued at $55,350, representing all amounts due pursuant to the consulting agreements, have been issued to the two individuals.

On September 1, 2017, BioPharma commenced a private placement sale of its common stock at $0.25 per share. The Company sold 100,000 shares for gross proceeds of $25,000, before offering costs of $4,916.

In January 2018, BioPharma commenced a unit private placement of Common Stock and Warrants at a price of $2.10 per unit. Each Unit consisted of two shares of Common Stock and one Warrant to purchase an additional share of common stock at a price of $2.90 per share for a term of six months commencing with the date of acceptance of the underlying subscription agreement. As of March 31, 2018, the Company received proceeds of $25,200 from the sale of 12,000 units.

On March 31, 2018, the Company’s board of directors approved and recommended for adoption by the stockholders of the Company a 2018 Equity Incentive Plan and has reserved 8,000,000 shares of Common Stock for issuance under the terms of that Plan. No awards have been granted under this Plan as of the date of this report.

Warrants

The relative fair value of the warrants attached to the common stock issued in the May 2017 private placement of units was estimated at the date of grant using the Black-Sholes pricing model. The relative fair value attached to the common stock component is $1,139,573 and the relative fair value of the warrants is $255,927 as of the grant date.

The following table summarizes information about warrants outstanding at March 31, 2018:

	Number	Exercise Price	Expires
Class B	1,038,000	$0.38	June 7, 2018
Class C	1,046,400	$0.50	July 14, 2018

During the quarter ended March 31, 2018, warrants were exercised as follows:

	Number	Exercise Price	Gross Proceeds
Class A	812,400	$0.25	$203,100
Class B	14,400	$0.38	$5,472
Class C	12,000	$0.50	$6,000

The relative fair value of the warrants attached to the common stock issued in the January 2018 private placement of units was estimated at the date of grant using the Black-Sholes pricing model. The relative fair value attached to the common stock component is $19,762 and the relative fair value of the warrants is $5,438 as of the grant date. As of March 31, 2018, there are 12,000 warrants exercisable at a price of $2.90 per share through July 15, 2018.